employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined contribution plans expense
Union pension plan contributions	$ 12	$ 13
Other defined contribution pension plans	115	109
Total	127	$ 122
Forecast
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 12